Accounting Policies Applied (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies1 [Abstract]
Summary of Estimated Useful Lives of Property, Plant and Equipment

The following table sets forth the main categories of property. plant and equipment with their respective estimated useful lives:

Categories of Property. plant and equipment	Years of estimated useful life

Buildings	10 – 85
Plant and equipment	10 – 85
IT equipment	3 – 15
Fixtures and fittings	3 – 75
Motor vehicles	5 –20

Additionally. the following table sets forth more details on the useful lives of plant and equipment items:

Categories of Property. plant and equipment	Years of estimated useful life

Generating plant and equipment:
Hydroelectric plants
Civil engineering works	10 – 85
Electromechanical equipment	10 – 60
Coal/Fuel power plants	10 – 40
Combined cycle power plants	10 – 50
Distribution plant and equipment:
High-voltage network	15 – 50
Low- and medium-voltage network	30 – 50
Measuring and remote control equipment	10 – 30
Primary substations	20 – 40

Schedule of Remaining Periods until Expiration of Concessions

Regarding the administrative concessions held by the Group’s electric companies. the following table lists the remaining periods until expiration of the concessions that do not have an indefinite term:

Concession holder and operator
	Country	Year concession started	Concession Term	Remaining period to expiration

Empresa Distribuidora Sur S.A. - Edesur (Distribution)	Argentina	1992	95 years	70 years
Enel Generación El Chocón S.A. (Generation)	Argentina	1993	30 years	6 years
Transportadora de Energía S.A. (Transmission)	Argentina	2002	85 years	70 years
Compañía de Transmisión del Mercosur S.A. (Transmission)	Argentina	2000	87 years	70 years
EGP Cachoeira Dourada S.A. (Generation)	Brazil	1997	30 years	10 years
Central Generadora Termoeléctrica Fortaleza S.A (Generation)	Brazil	2001	30 years	14 years
Enel CIEN S.A. (CIEN - Line 1)	Brazil	2000	20 years	2 years
Enel CIEN S.A. (CIEN - Line 2)	Brazil	2002	20 years	4 years

Summary of Intangible Asset and/or Financial Asset from Service Concession Agreements

The Company’s subsidiaries that have recognized an intangible asset and/or a financial asset from their service concession agreements are the following:

Concession holder and operator	Country	Year concession started	Concession term	Period remaining to expiration
Enel Distribución Río S.A. (ex – Ampla) (Distribution) (*)	Brazil	1996	30 years	9 years
Enel Distribución Ceará S.A. (ex Coelce) (Distribution) (*)	Brazil	1997	30 years	10 years
CELG Distribuição S.A. (Distribution) (*)	Brazil	2015	30 years	28 years
EGP Projetos I (Volta Grande) (**)	Brazil	2017	30 years	30 years

(*) An intangible asset and financial asset available for sale. given that part of the rights acquired by these subsidiaries are unconditional (See Notes 4.f.1 and Note 9).

(**) Considering that all of the rights acquired by this subsidiary are unconditional. only a financial asset available for sale has been recognized for this concession (See Note 2.4.1. Note 4.f.1 and Note 9).

Future Cash Flows Projections Growth Rate of Non-financial Assets

These cash flows are discounted to calculate their present value at a pre-tax rate that covers the cost of capital for the business activity and the geographic area in which it is being carried out. The time value of money and the risk premiums generally used among analysts for the business activity and the geographic zone are taken into account to calculate the pre-tax rate.

Country	Currency	Growth rates
		12-31-2017	12-31-2016
Argentina	Argentine peso	11%	11.1%
Brazil	Brazilian Reals	4.2%	4.6% - 5.9%
Peru	Peruvian sol	2.5%	3.2% - 4.5%
Colombia	Colombian peso	3.4%	3.8% - 3.8%

Summary of Pre-tax Discount Rates

The following are the pre-tax discount rates applied as of December 31. 2017 and 2016. expressed in nominal terms:

Country	Currency	December 31. 2017		December 31. 2016
		Minimum	Maximum	Minimum	Maximum
Argentina	Argentine pesos	25.5%	39.6%	29.8%	40.6%
Brazil	Brazilian Reals	9.7%	21.1%	11.0%	21.8%
Peru	Peruvian Soles	7.7%	11.1%	7.2%	11.5%
Colombia	Colombian pesos	8.7%	11.0%	10.0%	10.7%